UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL 60555


Form 13F File Number: 028-14128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brad Bailey
Title:  Chief Financial Officer
Phone:  630-717-2723

Signature,  Place,  and  Date  of  Signing:

/s/ Brad Bailey                    Warrenville, IL                    8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $       98,155
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14129             Kelly Cardwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AVID TECHNOLOGY INC          COM            05367P100    6,666   897,136 SH       DEFINED    1          897,136      0    0
BELO CORP                    COM SER A      080555105   14,548 2,259,001 SH       DEFINED    1        2,259,001      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108    9,496        76 SH       DEFINED    1               76      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    4,516    54,200 SH       DEFINED    1           54,200      0    0
CHINA CERAMICS CO LTD        SHS            G2113X100      217    70,610 SH       DEFINED    1           70,610      0    0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402      194    46,113 SH       DEFINED    1           46,113      0    0
COWEN GROUP INC NEW          CL A           223622101    3,975 1,494,340 SH       DEFINED    1        1,494,340      0    0
CROSS CTRY HEALTHCARE INC    COM            227483104      102    23,359 SH       DEFINED    1           23,359      0    0
FISHER COMMUNICATIONS INC    COM            337756209    2,161    72,246 SH       DEFINED    1           72,246      0    0
GSI TECHNOLOGY               COM            36241U106    1,417   298,840 SH       DEFINED    1          298,840      0    0
HALLIBURTON CO               COM            406216101    2,559    90,125 SH       DEFINED    1           90,125      0    0
HARVARD BIOSCIENCE INC       COM            416906105    8,006 2,123,554 SH       DEFINED    1        2,123,554      0    0
INNOVATIVE SOLUTIONS & SUPPO COM            45769N105    1,072   324,703 SH       DEFINED    1          324,703      0    0
INNERWORKINGS INC            COM            45773Y105    1,050    77,600     PUT  DEFINED    1           77,600      0    0
INTEL CORP                   COM            458140100    1,333    50,000     PUT  DEFINED    1           50,000      0    0
LIVEPERSON INC               COM            538146101    1,226    64,300     PUT  DEFINED    1           64,300      0    0
MICROSOFT CORP               COM            594918104    9,501   310,581 SH       DEFINED    1          310,581      0    0
MOLEX INC                    COM            608554101      239    10,000     PUT  DEFINED    1           10,000      0    0
NEWMARKET CORP               COM            651587107    5,415    25,000     PUT  DEFINED    1           25,000      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103    8,098 1,201,423 SH       DEFINED    1        1,201,423      0    0
ORBIT INTL CORP              COM NEW        685559304       74    20,388 SH       DEFINED    1           20,388      0    0
PLANAR SYS INC               COM            726900103    1,745 1,077,302 SH       DEFINED    1        1,077,302      0    0
QUAD / GRAPHICS INC          COM CL A       747301109    1,590   110,556 SH       DEFINED    1          110,556      0    0
RESEARCH IN MOTION LTD       COM            760975102    1,574   213,000 SH       DEFINED    1          213,000      0    0
SCHLUMBERGER LTD             COM            806857108    2,077    32,000 SH       DEFINED    1           32,000      0    0
SOUNDBITE COMMUNICATIONS INC COM            836091108      207    76,866 SH       DEFINED    1           76,866      0    0
TANDY LEATHER FACTORY INC    COM            87538X105    3,319   643,232 SH       DEFINED    1          643,232      0    0
THQ INC                      COM NEW        872443403      954 1,538,717 SH       DEFINED    1        1,538,717      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    3,360   266,002 SH       DEFINED    1          266,002      0    0
YAHOO INC                    COM            984332106    1,464    92,480 SH       DEFINED    1           92,480      0    0
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